Other, net	12 Months Ended
Dec. 31, 2018
Disclosure of Other net [Abstract]
Disclosure of other operating income (expense) [text block]
26.	Other, net

(a)	This caption is made up as follows:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Other income
Insurance claim recovery, note 7(g)	33,735	1,190	2,936
Sale of supplies and merchandise to third parties	46,136	54,505	50,973
Sale of investment in subsidiary, note 1(d)	7,097	-	-
Changes in provisions for exploration projects, note 15(b)	2,433	-	-
Sale of assets to third parties	3,863	369	21,730
Sale of services to third parties	3,512	2,566	1,840
Income from previous years	1,517	2,737	1,086
Recovery of expenses from previous years	81	68	3,171
Income from rental of investment properties	45	235	1,821
Expiration of allowance for expected credit losses, note 7(f)	45	99	-
Sale of assets to related parties, note 30(a)	30	336	-
Sale of supplies related parties, note 30(a)	27	4	1
Sale of investment properties (b)	-	11,250	-
Recovery of provision for depreciation of supplies, note 8(c)	-	-	110
Other minor income	4,099	14,469	11,639

	102,620	87,828	95,307

Other expenses
Disposal cost of sale of supplies and merchandise to third parties	(57,897)	(60,242)	(49,890)
Net cost of transfer of investments, note 1(d)	(11,178)	(1,706)	-
Direct expenses	(11,000)	(5,998)	(4,350)
Provision for loss of value of supplies, note 8(c)	(7,039)	(2,444)	-
Withdrawals and disposals of property, machinery and equipment, note 11(a)	(6,626)	(15,013)	(1,635)
Allowance for expected credit losses, note 7(f)	(1,334)	-	-
Net cost of property, machinery and equipment to third parties	(626)	-	(2,131)
Net cost of investment properties (b)	-	(9,575)	-
Changes in provision for exploration projects, note 15(b)	-	(891)	-
Other minor expenses	(11,932)	(5,548)	(18,344)

	(107,632)	(101,417)	(76,350)

	(5,012)	(13,589)	18,957

(b)	During 2017 the subsidiary Buenaventura Ingenieros S.A. (hereinafter "BISA") sold to a third party its investment properties located in the El Derby Capital Building, district of Surco.